INVESTMENTS IN MARKETABLE SECURITIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Marketable securities sales and maturities	$ 1,142.4	$ 523.8	$ 245.5
Gross realized gains from sales of marketable securities	3.2	0.7	1.2
Gross realized loss from sales of marketable securities	1.3	0.1	0.1
Marketable debt securities in an unrealized loss position for greater than 12 months	8.0	0
Marketable debt securities in an unrealized loss position for greater than 12 months, unrealized losses	0.1
Variable Rate Demand Obligation
Schedule of Available-for-sale Securities [Line Items]
Marketable debt securities	$ 7.1	$ 12.2